Preferred Stock (Details) - USD ($)		1 Months Ended					12 Months Ended
	May. 12, 2010	Sep. 30, 2011	Sep. 21, 2011	Mar. 25, 2011	Nov. 16, 2010	Dec. 31, 2008	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2010	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Class of Stock [Line Items]
Stock issued, Values							$ 4,346,446	$ 8,795,032
Common Stock
Class of Stock [Line Items]
Stock issued, Shares							6,011,106	8,333,333
Stock issued, Values							$ 6,011	$ 8,333
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, Shares	236,598		156,306	176,768	173,922	35
Stock issued, Values						$ 3,500,000
Issuance costs						515,000
Net proceeds of shares						$ 2,985,000
Preferred Shares issued, shares						3,500,000
Percentage of cumulative dividend						10.00%	10.00%
Warrants issued						6,000,000
Exercise price						$ 2	$ 2
Term of warrant						7 years
Treasury stock							100,000
Conversion price							$ 1
Total Undeclared dividends										$ 700,000	$ 350,000	$ 350,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued, Shares		15							15
Stock issued, Values		$ 1,500,000					$ 1,500,000		$ 1,500,000
Issuance costs							350,000
Net proceeds of shares							$ 1,150,000
Preferred Shares issued, shares		1,000,000							1,000,000
Percentage of cumulative dividend		10.00%					10.00%		10.00%
Warrants issued		1,000,000							3,000,000
Exercise price		$ 3					$ 2		$ 3
Term of warrant		7 years							7 years
Treasury stock							100,000
Conversion price							$ 1.50
Total Undeclared dividends										$ 300,000	$ 150,000	$ 150,000
Series B Preferred Stock [Member] | Common Stock
Class of Stock [Line Items]
Stock issued, Shares			66,988	75,758
Stock issued, Values		$ 644,540
Issuance costs							$ 350,000
Preferred shares issued, values							$ 1,158,900
Warrants issued							3,000,000
Warrants, Value		$ 855,460					$ 341,100